Net Defined Benefit Liabilities - Summary of Amount Recognized in the Statements of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [abstract]
Present value of defined benefit obligations	₩ 1,911,166	₩ 1,713,184
Fair value of plan assets	(1,519,779)	(1,334,780)
Liabilities	395,079	₩ 378,404
Assets in the statement of financial position	₩ 3,692